Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

March 13, 2012

VIA EDGAR TRANSMISSION

Ms. Karen Rosotto
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Managed Portfolio Series (the “Trust”)
File Nos.: 33-172080 and 811-22525

Dear Ms. Rosotto:

This correspondence is being filed in response to your oral comments and suggestions of March 5, 2012, to the Trust’s Preliminary Proxy Statement on Schedule 14A filed on behalf of its series, the Tortoise MLP & Pipeline Fund (the “Fund”).  The Preliminary Proxy Statement was filed pursuant to Section 14(a) of the Securities Exchange Act of 1934, for the purpose of soliciting shareholder approval to change the Fund’s status from a diversified fund to a non-diversified fund.

For your convenience in reviewing the Trust’s responses, your comments and suggestions are included in bold typeface immediately followed by the Trust’s response.  Capitalized terms used in this response letter, but not defined herein, shall have the same meaning as in the Proxy Statement.

In addition, in connection with this filing, the Trust hereby states the following:

1.
The Trust acknowledges that in connection with the comments made by the SEC staff, the staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Trust and its management are solely responsible for the content of such disclosure;

2.
The Trust acknowledges that the staff’s comments and changes in disclosure in response to the staff’s comments do not foreclose the SEC from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.
The Trust represents that neither it nor its management will assert the staff’s comments or changes in disclosure in response to the staff’s comments as a defense in any action or proceeding by the SEC or any person.

The Trust’s responses to your comments are as follows:

Questions and Answers

1.	In the answer to the question, “What is the proposal to be voted on at the special meeting,” please consider explaining what is meant by a non-fundamental investment policy.

The Fund responds by revising the second paragraph of its answer to the above referenced question as set forth below (with emphasis added).

If the proposal is approved, however, the Fund would be re-classified and managed as a non-diversified fund. Non-diversified means that the percentage of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. However, if this proposal is approved, the Board of Trustees has approved the adoption of a new non-fundamental investment policy that limits the Fund to investing no more than 10% of its total assets in securities of any issuer, calculated as of time of purchase of such securities.  A non-fundamental investment policy is an investment policy that can be changed by the Board of Trustees of Managed Portfolio Series without shareholder approval, but the change will only be effective after prior written notice is given to shareholders of the Fund.

2.	In the answer to the question, “What is the proposal to be voted on at the special meeting,” please consider deleting the word, “more” in the last sentence of the third paragraph.

The Fund responds by making the requested deletion.

3.
In the answer to the question, “Will this change substantially affect the way the Fund is managed,” please consider revising the disclosure to discuss that there will be changes to the Fund’s investment strategy as a result of the change from diversified to non-diversified.

The Fund respectfully disagrees.  The Fund’s adviser has represented that it does not anticipate that changing from a diversified fund to a non-diversified fund will cause significant changes to the Fund’s investment strategy.  The Fund has revised the answer to the above referenced question as set forth below to more clearly explain the minimal impact of the change to the Fund’s status.

The Adviser does not currently anticipate that approval of this proposal will substantially affect the Fund’s investment strategy.  The Fund will continue to seek total return through investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in the securities of master limited partnerships (“MLPs”) and pipeline companies.

The Adviser believes the proposed change will enhance the Fund’s investment flexibility in pursuing its investment objective of total return, but will not substantially affect the way the Fund is managed.  If the proposal is approved, the Fund will have the ability to increase the amount it invests in securities issued by the same issuer.  However, the Fund would also be subject to (i) a new non-fundamental investment policy limiting it to investing no more than 10% of its assets in the same issuer and (ii) regulated investment company diversification tests, both of which are described in more detail below.  As a result, the Fund will have the ability to invest more than 5% (but in no instance more than 10%) of its assets in certain issuers, or to reduce its number of holdings.  A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund’s portfolio.

In addition, the Adviser’s investment committee will continue to manage the Fund.  The Adviser’s investment committee has extensive experience in managing non-diversified funds which invest in securities in the publicly traded energy infrastructure industry. In addition to the Fund, the Adviser serves as investment adviser to six other registered funds which all operate as non-diversified, closed-end management investment companies.

Detailed Explanation
Currently, because the Fund is classified as a diversified fund, the 1940 Act limits investments in any single issuer to no more than 5% of the Fund’s assets with respect to 75% of the Fund’s assets. For the remaining 25% of the Fund’s assets, however, the 1940 Act places no limit the amount the Fund may invest in a single issuer.

If the proposal is approved and the Fund is re-classified as a non-diversified fund, the amount of the Fund’s assets that may be invested in the securities of a single issuer will not be limited by the 1940 Act.  However, the Board has approved the adoption of a new non-fundamental investment policy that limits the Fund to investing no more than 10% of its total assets in securities of any issuer, calculated as of time of purchase of such securities.  This new policy will go into effect simultaneously with the change to a non-diversified classification, assuming this proposal is approved by shareholders.

Additionally, the Fund will continue to elect to be treated as a regulated investment company (“RIC”) under the federal tax code, which also will limit the Fund from having more than 5% of its total assets in any single issuer with respect to 50% of its total assets at each quarter-end in the Fund’s taxable year.

The table below summarizes the Fund’s investment limits currently as compared to if the proposal is approved.

Single Issuer Limit
Current
25% of Assets	None
75% of Assets	Less than 5%

If Approved
100% of Assets	Less than 10%
50% of Assets	Less than 5%(1)
(1)This limitation is imposed as part of the Fund’s election to be treated as a RIC under the federal tax code.  The Fund is only required to comply with this single issuer limitation at the end of each quarter of the Fund’s taxable year.  There is no requirement that the Fund comply with this limitation at any time other than the last day of each fiscal quarter.

Proxy Statement

Background

4.	Please consider rephrasing the “Background” disclosure such that it discusses the current diversification policy, followed by the proposed change and concludes with the effect of the change.

The Fund responds by revising the disclosure as set forth below.

The 1940 Act requires each investment company to recite in its registration statement its status as either a “diversified” or “non-diversified” fund. If a fund is diversified, it may not purchase the securities of any one issuer if, at the time of purchase, with respect to 75% of the fund’s total assets, more than 5% of its total assets would be invested in securities of that issuer, or the fund would own more than 10% of the outstanding voting securities of that issuer. Up to 25% of a fund’s total assets may be invested without regard to these limitations. Under the 1940 Act, these limitations do not apply to securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities, or to the securities of other investment companies.

The Fund is currently classified as a diversified fund under the 1940 Act.  Section 13(a)(1) of the 1940 Act provides that shareholder approval is required for a fund to change its classification from a diversified fund to a non-diversified fund. The Fund’s investment adviser, Tortoise Capital Advisors, L.L.C. (the “Adviser”), has recommended to the Board of Trustees of Managed Portfolio Series (the “Board”) that the Fund be re-classified as a non-diversified fund to allow the Adviser greater flexibility in the management of the Fund’s investments in the pursuit of the Fund’s investment objective of total return.

Because the market capitalization of pipeline companies has continued to grow since the inception of the Fund, with some companies’ share increasing, the Adviser believes that it would be beneficial to Fund shareholders if the Adviser had flexibility to consider investing beyond the limits permitted under the 1940 Act for a diversified fund.

The Board unanimously recommends that shareholders approve the proposal to reclassify the Fund as a non-diversified fund, which would include the elimination of its current fundamental investment restriction regarding diversification. As a non-diversified fund, the Fund could invest a greater portion of its assets in any one issuer and invest overall in a smaller number of issuers than a diversified fund. As a result, a decline in the value of an investment in a single issuer or a few issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a diversified portfolio.

The Adviser does not currently anticipate that this proposal will cause significant changes to its investment portfolio. It believes that operating as a non-diversified fund, which will allow the Adviser to invest more than 5% of the Fund’s assets in certain issuers, will enhance the Fund’s investment flexibility in pursuing its investment objective of total return. Additionally, if this proposal is approved, the Board has approved the adoption of a new non-fundamental investment policy that limits the Fund to investing no more than 10% of its total assets in securities of any issuer, calculated as of the time of purchase of such securities. The Fund will also continue to elect to be treated as a regulated investment company (“RIC”) under the federal tax code and remain subject to RIC diversification requirements.

The Fund will continue to seek total return through investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in the securities of MLPs and pipeline companies. The Adviser’s investment committee, comprised of H. Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack and David J. Schulte, will continue to manage the Fund. The Adviser’s investment committee has extensive experience in managing non-diversified funds which invest in securities in the publically traded energy pipeline industry. In addition to the Fund, the Adviser serves as investment adviser to six other registered funds which all operate as non-diversified, closed-end management investment companies.

Additional Information

5.	Please include the Fund’s distributor in the “Service Providers” section.

The Fund responds by revising the disclosure as requested.

*     *     *     *     *     *

We trust that the above response and revision adequately addresses your comments.  If you have any additional questions or require further information, please contact me at (414) 765-6121.

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ Angela L. Pingel
Angela L. Pingel, Esq.
Secretary

cc:           Scot Draeger, Esq., Bernstein, Shur, Sawyer & Nelson, P.A.